Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 71
Valuation allowance	(71)
Total deferred tax assets, net